Intangible Assets, Net - Schedule of estimated future amortization of intangible assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 34,345
2022	19,633
2023	12,206
2024	8,703
2025	8,703
Thereafter	30,952
Total	$ 114,542	$ 126,440